LONG-TERM INVESTMENTS IN EQUITY INVESTEES - Equity investees (Details) - CNY (¥) ¥ in Thousands	Mar. 26, 2026	Dec. 31, 2025	Dec. 31, 2024
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Others long-term investments in equity investees		¥ 9,497	¥ 6,951
Long-term investments in equity investees		10,052,348	7,544,555
DayOne
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Long-term investments in equity investees		9,164,612	¥ 7,537,604
C-REIT
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Long-term investments in equity investees		484,591
ABS
LONG-TERM INVESTMENTS IN EQUITY INVESTEES
Long-term investments in equity investees	¥ 401,124	¥ 393,648